Pension and Postretirement Benefit Plans and Defined Contribution Plans - Funded Status Recognized in Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets(a)	$ 0	[1]	$ 0	[1]
Current liabilities(b)	0	[2]	0	[2]
Noncurrent liabilities(c)	(1,107)	[3]	(3,728)	[3]
Funded status	(1,107)		(3,728)
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets(a)	318	[1]	124	[1]
Current liabilities(b)	(46)	[2]	(95)	[2]
Noncurrent liabilities(c)	(2,338)	[3]	(2,667)	[3]
Funded status	(2,066)		(2,638)
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets(a)	0	[1]	0	[1]
Current liabilities(b)	(151)	[2]	(162)	[2]
Noncurrent liabilities(c)	(1,190)	[3]	(1,387)	[3]
Funded status	(1,341)		(1,549)
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets(a)	0	[1]	0	[1]
Current liabilities(b)	(29)	[2]	(30)	[2]
Noncurrent liabilities(c)	(2,668)	[3]	(3,491)	[3]
Funded status	$ (2,697)		$ (3,521)

[1]	Included primarily in Other noncurrent assets.
[2]	Included in Accrued compensation and related items and Liabilities of discontinued operations, as appropriate.
[3]	Included in Pension benefit obligations, net and Postretirement benefit obligations, net, as appropriate.